Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
	Current CEO Pay(1)		Other NEO Pay(1)		Value of Initial Fixed $100 Investment Based On:
Year	Summary compensation table total for CEO(2)	Compensation actually paid to CEO(3)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(3)	Total shareholder return(4)	Net (Loss)(5)
2025	$2,594,786	4,432,538	$1,067,058	$1,791,924	$17.28	$(50,222)
2024	$786,077	489,348	$678,544	$563,820	$4.98	$(60,663)
2023	$4,605,771	$2,472,962	$2,416,256	$378,105	$5.23	$(27,781)

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to CEO and average compensation actually paid to Other NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total	Deduct Stock Awards	Deduct Option Awards	Add Fair Value as of Year End of Awards Granted During Year that Remain Outstanding and Unvested as of Year End(b)	Add Year over Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested as of Year End(c)	Add Fair Value as of Vesting Date of Awards Granted During Year that Vested During Year(d)	Add Year over Year Change in Fair Value of Awards Granted in Prior Year that Vest During Year(e)	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(f)	Compensation “Actually Paid”(g)
				CEO
2025	$2,594,786	$—	$(1,931,999)	$2,564,000	$1,084,154	$—	$121,597	$—	$4,432,538
2024	$786,077	$—	$(209,709)	$155,426	$(293,387)	$—	$50,941	$—	$489,348
2023	$4,605,771	$—	$(4,098,991)	$1,316,687	$29,103	$—	$620,393	$—	$2,472,962
				Other NEOs
2025	$1,067,058	$—	$(647,143)	$903,292	$382,050	—	$86,667	$—	$1,791,924
2024	$678,544	$—	$(243,142)	$191,718	$(86,588)	—	$23,288	$—	$563,820
2023	$2,416,256	$—	$(2,011,274)	$249,361	$(90,182)	$83,976	$65,766	$(335,797)	$378,105

(a)	Reflects, for our CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)	Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)	Reflects either (i) the change in fair value, with respect to our CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(d)	Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(e)	Reflects either (i) the change in fair value, with respect to our CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(f)	Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.

(g)	Reflects, for our CEO, the total compensation actually paid and for the Other NEOs, the average total compensation actually paid in each of fiscal years indicated.

(4)	For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock (NASDAQ: IMDX) from December 31, 2020 through December 31 of each covered fiscal year 2023, 2024 and 2025 (each such period referred to herein as a measurement period). The cumulative total stockholder return on each series of our common stock is calculated by dividing (a) the sum of (i) the cumulative amount of dividends (assuming dividend reinvestment) over the applicable measurement period and (ii) the difference between (A) the share price on December 31 of the covered fiscal year and (B) the share price on December 31, 2020, and (b) the share price on December 31, 2020.

(5)	Represents the amount of net loss reflected in our consolidated financial statements for each covered fiscal year.

Relationship Between Compensation Actually Paid and Cumulative TSR		Relationship Between Compensation Actually Paid and Cumulative TSR
Total Shareholder Return Amount	[1]	$ 17.28	$ 4.98	$ 5.23
Net Income (Loss) Attributable to Parent	[2]	$ (50,222)	(60,663)	(27,781)
Additional 402(v) Disclosure

(3)	Represents the compensation actually paid to our CEO and the average compensation actually paid to our Other NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

C E O [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]	$ 2,594,786	786,077	4,605,771
PEO Actually Paid Compensation Amount	[4],[5],[6]	4,432,538	489,348	2,472,962
C E O [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
C E O [Member] | Deduct Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(1,931,999)	(209,709)	(4,098,991)
C E O [Member] | Add Fair Valueasof Year Endof Awards Granted During Yearthat Remain Outstandingand Unvestedasof Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	2,564,000	155,426	1,316,687
C E O [Member] | Add Yearover Year Change Fair Value Awards Grante Prior Yearthat Remain Outstandingand Unvested Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	1,084,154	(293,387)	29,103
C E O [Member] | Add Fair Valueasof Vesting Dateof Awards Granted During Yearthat Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
C E O [Member] | Add Yearover Year Changein Fair Valueof Awards Grantedin Prior Yearthat Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	121,597	50,941	620,393
C E O [Member] | Subtract Fair Valueatthe Endofthe Prior Yearof Equity Awardsthat Failedto Meet Vesting Conditionsinthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]
Non P E O [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[3]	1,067,058	678,544	2,416,256
Non-PEO NEO Average Compensation Actually Paid Amount	[4],[6]	1,791,924	563,820	378,105
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,067,058	678,544	2,416,256
PEO Actually Paid Compensation Amount	[5]	1,791,924	563,820	378,105
Non-PEO NEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deduct Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(647,143)	(243,142)	(2,011,274)
Non-PEO NEO [Member] | Add Fair Valueasof Year Endof Awards Granted During Yearthat Remain Outstandingand Unvestedasof Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	903,292	191,718	249,361
Non-PEO NEO [Member] | Add Yearover Year Change Fair Value Awards Grante Prior Yearthat Remain Outstandingand Unvested Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	382,050	(86,588)	(90,182)
Non-PEO NEO [Member] | Add Fair Valueasof Vesting Dateof Awards Granted During Yearthat Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]			83,976
Non-PEO NEO [Member] | Add Yearover Year Changein Fair Valueof Awards Grantedin Prior Yearthat Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	86,667	23,288	65,766
Non-PEO NEO [Member] | Subtract Fair Valueatthe Endofthe Prior Yearof Equity Awardsthat Failedto Meet Vesting Conditionsinthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]			$ (335,797)

[1]	For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock (NASDAQ: IMDX) from December 31, 2020 through December 31 of each covered fiscal year 2023, 2024 and 2025 (each such period referred to herein as a measurement period). The cumulative total stockholder return on each series of our common stock is calculated by dividing (a) the sum of (i) the cumulative amount of dividends (assuming dividend reinvestment) over the applicable measurement period and (ii) the difference between (A) the share price on December 31 of the covered fiscal year and (B) the share price on December 31, 2020, and (b) the share price on December 31, 2020.
[2]	Represents the amount of net loss reflected in our consolidated financial statements for each covered fiscal year.
[3]	Reflects, for our CEO, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of fiscal years indicated.
[4]	On December 1, 2022, Joshua Riggs was appointed Interim Chief Executive Officer and was later appointed President and Chief Executive Officer in February 2023 (our “CEO”). Our named executive officers other than our CEO (our “Other NEOs”) were Andrea James and James Liu in 2025, Andrea James, James Liu and Ekkehard Schütz in 2024 and Anish John, James Liu and Ekkehard Schütz in 2023.
[5]	Reflects, for our CEO, the total compensation actually paid and for the Other NEOs, the average total compensation actually paid in each of fiscal years indicated.
[6]	Represents the compensation actually paid to our CEO and the average compensation actually paid to our Other NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:
[7]	Reflects, for our CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.
[8]	Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.
[9]	Reflects either (i) the change in fair value, with respect to our CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.
[10]	Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.
[11]	Reflects either (i) the change in fair value, with respect to our CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.
[12]	Reflects either (i) the fair value, with respect to our CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.